Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with applicable SEC rules. In accordance with the transitional relief under the SEC rules, only three years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for PEO($)(1)(2) (b)	Compensation Actually Paid to PEO($)(3) (c)	Average Summary Compensation Table Total for non-PEO NEOs($)(1)(2) (d)	Average Compensation Actually Paid to non-PEO NEOs($)(3) (e)	PRGS Total Stockholder Return($)(4) (f)	NASDAQ Computer Index Total Stockholder Return($)(4)(5) (g)	Net Income ($M) (h)	Non-GAAP Operating Income ($M)(6) (i)
2023	8,635,534	9,246,854	2,380,214	2,526,879	134.31	148.35	194.2	270.6
2022	6,900,213	12,820,362	1,928,895	3,424,464	132.97	102.36	182.8	242.1
2021	6,019,029	13,091,651	2,440,870	4,036,210	120.82	142.39	172.9	229.2

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer (“PEO”) and non-PEO NEOs for the applicable years were as follows:
●	2023: Mr. Gupta served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Anthony Folger, John Ainsworth, Loren Jarrett and Sundar Subramanian.
●	2022: Mr. Gupta served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Anthony Folger, John Ainsworth, Loren Jarrett and Jeremy Segal.
●	2021: Mr. Gupta served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Anthony Folger, Stephen Faberman, Loren Jarrett and Gary Quinn.

Peer Group Issuers, Footnote [Text Block]
(5)	The TSR Peer Group consists of the NASDAQ Computer Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended November 30, 2023).

PEO Total Compensation Amount	$ 8,635,534	$ 6,900,213	$ 6,019,029
PEO Actually Paid Compensation Amount	$ 9,246,854	12,820,362	13,091,651
Adjustment To PEO Compensation, Footnote [Text Block]

The following tables set forth the detailed calculation from SCT Total to Compensation Actually Paid for the PEO and NEOs, respectively:

	PEO
Fiscal Year	2021	2022	2023
SCT Total	$6,019,029	$6,900,213	$8,635,534
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,557,407)	($5,642,964)	($7,184,594)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,272,547	$7,164,080	$6,944,482
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,407,403	$4,351,106	$26,379
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$452,241	$419,596	$553,066
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$497,837	($371,669)	$271,987
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$13,091,651	$12,820,362	$9,246,854

	NEO
Fiscal Year	2021	2022	2023
SCT Total	$2,440,870	$1,928,895	$2,380,214
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,688,435)	($1,282,551)	($1,590,901)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,922,508	$1,628,288	$1,537,748
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,142,112	$1,115,953	$7,467
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$105,531	$95,362	$122,452
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$113,625	($61,483)	$69,899
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$4,036,210	$3,424,464	$2,526,879

Non-PEO NEO Average Total Compensation Amount	$ 2,380,214	1,928,895	2,440,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,526,879	3,424,464	4,036,210
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following tables set forth the detailed calculation from SCT Total to Compensation Actually Paid for the PEO and NEOs, respectively:

	PEO
Fiscal Year	2021	2022	2023
SCT Total	$6,019,029	$6,900,213	$8,635,534
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,557,407)	($5,642,964)	($7,184,594)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,272,547	$7,164,080	$6,944,482
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,407,403	$4,351,106	$26,379
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$452,241	$419,596	$553,066
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$497,837	($371,669)	$271,987
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$13,091,651	$12,820,362	$9,246,854

	NEO
Fiscal Year	2021	2022	2023
SCT Total	$2,440,870	$1,928,895	$2,380,214
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,688,435)	($1,282,551)	($1,590,901)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,922,508	$1,628,288	$1,537,748
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,142,112	$1,115,953	$7,467
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$105,531	$95,362	$122,452
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$113,625	($61,483)	$69,899
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$4,036,210	$3,424,464	$2,526,879

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PRGS & Peer TSR vs. Compensation Actually Paid
Compensation Actually Paid vs. Net Income [Text Block]	Net Income vs. Compensation Actually Paid
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Operating Income vs. Compensation Actually Paid
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Please see the “Compensation Discussion and Analysis” for a further description of the metrics used in the Company’s executive compensation program.

1.	Non-GAAP Operating Income – incentivizes profitability and operation efficiency
2.	Non-GAAP Revenue – broad topline financial metric incentivizing business development and growth
3.	Adjusted Free Cash Flow – reflects disciplined management of the business to generate cash for investment and capital returns

Total Shareholder Return Amount	$ 134.31	132.97	120.82
Peer Group Total Shareholder Return Amount	148.35	102.36	142.39
Net Income (Loss) Attributable to Parent	$ 194,200,000	$ 182,800,000	$ 172,900,000
Company Selected Measure Amount	270,600,000	242,100,000	229,200,000
PEO Name	Mr. Gupta	Mr. Gupta	Mr. Gupta
Additional 402(v) Disclosure [Text Block]

Relationship Between Pay and Performance

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance.” “Compensation Actually Paid” is higher than our Summary Compensation Total figures in each year due to the increased value of performance-based and equity compensation as a result of strong stock price performance over the three-year period.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]
(6)	As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected Non-GAAP Operating Income as a key metric for evaluating and rewarding management’s performance in the 2023 incentive program design. This measure is used to determine the payout of 40% of the 2023 corporate bonus plan, as well as 75% of the LTIP (on a three-year aggregated basis), and is aligned with the earnings we have reported to stockholders on a quarterly basis.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Peo Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,184,594)	$ (5,642,964)	$ (4,557,407)
Peo Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,944,482	7,164,080	5,272,547
Peo Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,379	4,351,106	5,407,403
Peo Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	553,066	419,596	452,241
Peo Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,987	(371,669)	497,837
Peo Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non N E O P E O Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,590,901)	(1,282,551)	(1,688,435)
Non N E O P E O Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,537,748	1,628,288	1,922,508
Non N E O P E O Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,467	1,115,953	1,142,112
Non N E O P E O Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	122,452	95,362	105,531
Non N E O P E O Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,899	(61,483)	113,625
Non N E O P E O Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0